Percentage of Revenues from Chesapeake, Total and Other Customers (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Concentration Risk [Line Items]
Percentage of revenues	100.00%	[1]	100.00%	[1]	100.00%	[1]
Chesapeake and Total
Concentration Risk [Line Items]
Percentage of revenues	80.70%		82.90%		82.20%
Total
Concentration Risk [Line Items]
Percentage of revenues	14.10%		14.00%		14.80%
Other
Concentration Risk [Line Items]
Percentage of revenues	5.20%		3.10%		3.00%

[1]	Revenues from Appalachia Midstream are accounted for as part of our equity method investment.